Property and equipment	12 Months Ended
Dec. 31, 2019
Property and equipment
Property and equipment

5. Property and equipment

Property and equipment consisted of the following:

	December 31,
(in thousands)	2018	2019
Leasehold improvements	$—	$691
Construction in progress	25	—
Furniture, fixtures and office equipment	—	350
Computer hardware and software	3	180
	28	1,221
Less accumulated depreciation	—	(134)
Property and equipment, net	$28	$1,087

Depreciation and amortization expense was $134,000 for the year ended December 31, 2019. There was no depreciation and amortization expense recognized during the year ended December 31, 2018.